Benefits offered to team members (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 390,848	R$ 331,760	R$ 318,928
Health care
Disclosure of defined benefit plans [line items]
Short-term benefits	162,338	140,553	139,412
Private pension
Disclosure of defined benefit plans [line items]
Short-term benefits	84,525	67,008	61,593
Transport
Disclosure of defined benefit plans [line items]
Short-term benefits	64,714	58,825	55,223
Feeding
Disclosure of defined benefit plans [line items]
Short-term benefits	33,537	30,916	28,874
Training
Disclosure of defined benefit plans [line items]
Short-term benefits	27,463	18,285	20,589
Other
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 18,271	R$ 16,173	R$ 13,237